Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows provided by operating activities
Net income	$ 91,103,000	$ 112,800,000	$ 61,161,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	182,437,000	145,615,000	110,957,000
Gain on disposal of flight equipment	(64,409,000)	(31,051,000)	(11,267,000)
Share-based compensation	53,733,000
Amortization of debt issuance costs	24,277,000	18,766,000	9,457,000
Deferred income tax (benefit)/ expense	5,837,000	(101,000)	(1,663,000)
(Earnings)/loss from unconsolidated equity investees	(307,000)	46,000
Unrealized loss/(gain) on derivatives	12,240,000	(6,390,000)	2,199,000
Changes in operating assets and liabilities:
Increase in accounts receivables	(4,217,000)	(957,000)	(3,010,000)
(Increase)/decrease in other assets	(22,396,000)	(16,114,000)	(3,245,000)
Increase in deferred revenue	7,721,000	9,993,000	7,906,000
Increase/(decrease) in accounts payable, accrued expenses and other liabilities	(1,178,000)	10,227,000	6,699,000
Net cash provided by operating activities	284,841,000	242,834,000	179,194,000
Cash flows from investing activities
Acquisition of flight equipment	(1,939,561,000)	(1,281,110,000)	(1,549,875,000)
Deposits for flight equipment purchases	(84,017,000)	(108,006,000)	(147,668,000)
Proceeds from disposal of flight equipment	567,273,000	595,194,000	166,180,000
Investment in unconsolidated equity investees	(10,229,000)	(5,963,000)
Net cash used in investing activities	(1,466,534,000)	(799,885,000)	(1,531,363,000)
Cash flows from financing activities
Issuance of ordinary shares		34,335,000	380,091,000
(Increase)/decrease in restricted cash	61,331,000	(74,193,000)	(97,369,000)
Issuance of debt	2,368,037,000	2,208,965,000	1,309,114,000
Repayment of debt	(1,356,049,000)	(1,477,199,000)	(318,783,000)
Debt issuance costs paid	(44,944,000)	(46,287,000)	(38,028,000)
Net acquisition of interest rate caps	666,000	(5,243,000)	(3,261,000)
Maintenance payments received	64,103,000	51,012,000	70,474,000
Maintenance payments returned	(10,126,000)	(24,866,000)	(3,691,000)
Security deposits received	53,951,000	22,689,000	5,146,000
Security deposits returned	(16,217,000)	(8,082,000)	(2,796,000)
Net cash provided by financing activities	1,115,161,000	681,131,000	1,300,897,000
Net increase/(decrease) in cash and cash equivalents	(66,532,000)	124,080,000	(51,272,000)
Cash at beginning of period	177,924,000	53,844,000	105,116,000
Cash at end of period	111,392,000	177,924,000	53,844,000
Supplemental cash flow information:
Cash paid for interest including amounts capitalized of $1,966 $1,170, and $2,651 for the years ended December 31, 2012, 2013, and 2014, respectively	(177,941,000)	(148,333,000)	(115,786,000)
Cash paid for income taxes	(252,000)	(304,000)	(247,000)
Supplemental disclosures of non-cash investing and financing activities:
Security deposits, maintenance liabilities and other liabilities settled on sale of flight equipment	9,073,000	17,716,000	6,713,000
Acquisition of flight equipment through capital lease			96,449,000
Issuance of capital lease obligation for acquisition of flight equipment			80,340,000
Advance lease rentals, security deposits and maintenance reserves assumed in asset acquisitions	29,567,000	3,788,000	3,097,000
Accretion of income to Class A, Class B and Class C shares	70,798,000	107,160,000	29,454,000
Class C Common Stock [Member]
Cash flows from financing activities
Repurchase of Class C shares	$ (5,591,000)